INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Intangible assets, gross	¥ 587,822	¥ 400,822
Less: accumulated amortization	(105,330)	(52,356)
Intangible assets, net	482,492	348,466
Amortization of intangible assets	52,974	25,103	¥ 13,866
Estimated future amortization expense
2019	61,204
2020	53,054
2021	53,054
2022	53,054
2023	51,512
Thereafter	210,614
Intangible assets, net	482,492	348,466
Customer relationships
Intangible assets
Intangible assets, gross	532,322	379,322
Favorable leases
Intangible assets
Intangible assets, gross	49,500	15,500
Licenses
Intangible assets
Intangible assets, gross	¥ 6,000	¥ 6,000